Invested Assets and Investment Income - Summary of Rental Income of Investment Properties (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Rental income from investment properties	$ 864	$ 1,013
Direct operating expenses of rental investment properties	(464)	(582)
Total	$ 400	$ 431